Earnings Per Share - Computation of Earnings Per Share (Detail) $ / shares in Units, shares in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2021 $ / shares	Jun. 30, 2021 TWD ($) $ / shares shares	Jun. 30, 2020 TWD ($) $ / shares shares
Earnings per share [abstract]
Net income available to common shareholders of the parent | $		$ 276,980.5	$ 237,224.6
Net income available to common shareholders of the parent | shares		25,930.3	25,930.3
Basic EPS | (per share)	$ 0.38	$ 10.68	$ 9.15
Diluted EPS | (per share)	$ 0.38	$ 10.68	$ 9.15